Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit from customers	£ 179,006	£ 173,692
Other equity and non-controlling interests	2,241	2,041
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit from customers	0	500
Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	0	14
Step-Up Callable Perpetual Reserve Capital Instruments [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	235	235
Perpetual Capital Securities [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	£ 2,241	£ 2,041